AMG Yacktman Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2022
	Shares	Value
Common Stocks - 77.4%
Communication Services - 15.0%
Alphabet, Inc., Class C*	111,000	$310,021,890
Bolloré SA (France)	97,075,700	508,330,640
Comcast Corp., Class A	1,100,000	51,502,000
Fox Corp., Class A	2,400,000	94,680,000
Fox Corp., Class B	3,100,000	112,468,000
News Corp., Class A	8,900,000	197,135,000
The Walt Disney Co.*	900,000	123,444,000

Total Communication Services		1,397,581,530
Consumer Discretionary - 5.1%
Booking Holdings, Inc.*	85,000	199,618,250
Continental AG (Germany)*	840,000	60,216,440
eBay, Inc.	1,250,000	71,575,000
Hyundai Mobis Co., Ltd. (South Korea)	550,000	96,937,839
Macy's, Inc.	1,200,000	29,232,000
Rinnai Corp. (Japan)	180,000	13,464,683
Vitesco Technologies Group AG (Germany)*	168,000	6,664,578

Total Consumer Discretionary		477,708,790
Consumer Staples - 17.6%
Associated British Foods PLC (United Kingdom)	7,800,000	169,440,546
Beiersdorf AG, ADR (Germany)	4,000,000	83,960,000
The Coca-Cola Co.	3,000,000	186,000,000
Colgate-Palmolive Co.	1,100,000	83,413,000
Hengan International Group Co., Ltd. (China)	6,935,400	31,956,768
Ingredion, Inc.	1,150,000	100,222,500
KT&G Corp. (South Korea)	1,452,810	96,655,533
PepsiCo, Inc.	1,900,000	318,022,000
The Procter & Gamble Co.	1,450,000	221,560,000
Sysco Corp.[1]	2,600,000	212,290,000
Tyson Foods, Inc., Class A	1,460,000	130,859,800

Total Consumer Staples		1,634,380,147
Energy - 7.5%
Canadian Natural Resources, Ltd. (Canada)[1]	9,100,000	564,018,000
Weatherford International PLC*,2	3,900,000	129,870,000

Total Energy		693,888,000
Financials - 10.4%
The Bank of New York Mellon Corp.	2,300,000	114,149,000
Berkshire Hathaway, Inc., Class B*	340,000	119,989,400
The Charles Schwab Corp.	1,825,000	153,865,750
First Hawaiian, Inc.[1]	1,530,000	42,671,700
FirstCash Holdings, Inc.	460,000	32,356,400
The Goldman Sachs Group, Inc.	130,000	42,913,000
	Shares	Value

State Street Corp.	1,900,000	$165,528,000
U.S. Bancorp	2,800,000	148,820,000
Wells Fargo & Co.	3,050,000	147,803,000

Total Financials		968,096,250
Health Care - 3.5%
Anthem, Inc.	300,000	147,366,000
Johnson & Johnson	1,000,000	177,230,000

Total Health Care		324,596,000
Industrials - 9.6%
AMERCO	330,000	196,990,200
Armstrong World Industries, Inc.	735,000	66,157,350
Brenntag SE (Germany)	2,750,000	221,736,660
GrafTech International, Ltd.	2,500,621	24,055,974
L3Harris Technologies, Inc.	355,000	88,206,850
Lockheed Martin Corp.	195,000	86,073,000
MSC Industrial Direct Co., Inc., Class A	530,000	45,161,300
Northrop Grumman Corp.	225,000	100,624,500
Samsung C&T Corp. (South Korea)	700,000	65,359,271

Total Industrials		894,365,105
Information Technology - 7.4%
Cisco Systems, Inc.	800,000	44,608,000
Cognizant Technology Solutions Corp., Class A	2,800,000	251,076,000
Corning, Inc.	1,100,000	40,601,000
Microsoft Corp.	900,000	277,479,000
Oracle Corp.	700,000	57,911,000
Samsung Electronics Co., Ltd. (South Korea)	200,000	11,444,597

Total Information Technology		683,119,597
Materials - 1.3%
Reliance Steel & Aluminum Co.	650,000	119,177,500

Total Common Stocks (Cost $4,408,850,708)		7,192,912,919

	Principal Amount
Corporate Bonds and Notes - 0.8%
Energy - 0.6%
W&T Offshore, Inc.
9.750%, 11/01/23[3]	$51,359,000	51,102,205
Industrials - 0.2%
Weatherford International, Ltd. (Bermuda)
11.000%, 12/01/24[3]	20,065,000	20,767,275

Total Corporate Bonds and Notes (Cost $66,361,827)		71,869,480

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Preferred Stocks - 6.8%
Consumer Discretionary - 0.7%
Hyundai Motor Co., 5.60% (South Korea)	400,000	$28,427,492
Hyundai Motor Co., 5.630% (South Korea)	523,882	37,057,620

Total Consumer Discretionary		65,485,112
Information Technology - 6.1%
Samsung Electronics Co., Ltd., 2.400% (South Korea)	11,050,000	572,560,731

Total Preferred Stocks (Cost $304,566,646)		638,045,843

	Principal Amount
Short-Term Investments - 15.0%
Joint Repurchase Agreements - 0.3%[4]
Bank of America Securities, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $6,637,705 (collateralized by various U.S. Government Agency Obligations , 2.000% - 4.000%, 02/01/36 - 03/01/52, totaling $6,770,403)	$6,637,650	6,637,650
Cantor Fitzgerald Securities, Inc., dated 03/31/22, due 04/01/22, 0.290% total to be received $6,637,653 (collateralized by various U.S. Government Agency Obligations , 0.000% - 9.000%, 04/25/22 - 12/20/71, totaling $6,770,352)	6,637,600	6,637,600
Citadel Securities LLC, dated 03/31/22, due 04/01/22, 0.330% total to be received $3,285,007 (collateralized by various U.S. Treasuries, 0.000% - 7.625%, 04/19/22 - 02/15/52, totaling $3,350,716)	3,284,977	3,284,977
	Principal Amount	Value

HSBC Securities USA, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $603,810 (collateralized by various U.S. Treasuries, 0.000% - 5.250%, 08/15/22 - 08/15/50, totaling $615,881)	$603,805	$603,805
RBC Dominion Securities, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $6,637,705 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 04/26/22 - 03/20/52, totaling $6,770,403)	6,637,650	6,637,650
State of Wisconsin Investment Board, dated 03/31/22, due 04/01/22, 0.330% total to be received $4,145,894 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 01/15/25 - 02/15/51, totaling $4,228,776)	4,145,856	4,145,856

Total Joint Repurchase Agreements		27,947,538

	Shares
Other Investment Companies - 14.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.19%[5]	650,546,937	650,546,937
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[5]	712,576,131	712,576,131

Total Other Investment Companies		1,363,123,068

Total Short-Term Investments (Cost $1,391,070,606)		1,391,070,606
Total Investments - 100.0% (Cost $6,170,849,787)		9,293,898,848
Other Assets, less Liabilities - (0.0)%#		(943,253)
Net Assets - 100.0%		$9,292,955,595

*	Non-income producing security.
#	Less than (0.05)%.
[1]	Some of these securities, amounting to $27,787,002 or 0.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Affiliated issuer. See summary of affiliated investment transaction for details.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of these securities amounted to $71,869,480 or 0.8% of net assets.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[5]	Yield shown represents the March 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
The following schedule shows the value of affiliated investments at March 31, 2022.
Affiliated Issuers	Number of shares	Purchases	Sales	Net realized gain (loss) for the period	Net change in appreciation (depreciation)	Amount of Dividends or Interest	Value
Weatherford International PLC	3,900,000	—	—	—	$21,762,000	—	$129,870,000

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples	$1,336,327,300	$298,052,847	—	$1,634,380,147
Communication Services	889,250,890	508,330,640	—	1,397,581,530
Financials	968,096,250	—	—	968,096,250
Industrials	607,269,174	287,095,931	—	894,365,105
Energy	693,888,000	—	—	693,888,000
Information Technology	671,675,000	11,444,597	—	683,119,597
Consumer Discretionary	300,425,250	177,283,540	—	477,708,790
Health Care	324,596,000	—	—	324,596,000
Materials	119,177,500	—	—	119,177,500
Corporate Bonds and Notes†	—	71,869,480	—	71,869,480
Preferred Stocks†	—	638,045,843	—	638,045,843
Short-Term Investments
Joint Repurchase Agreements	—	27,947,538	—	27,947,538
Other Investment Companies	1,363,123,068	—	—	1,363,123,068
Total Investments in Securities	$7,273,828,432	$2,020,070,416	—	$9,293,898,848

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2022, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at March 31, 2022, was as follows:
Country	% of Long-Term Investments
Bermuda	0.3
Canada	7.1
China	0.4
France	6.4
Germany	4.7
Japan	0.2
South Korea	11.5
United Kingdom	2.2
United States	67.2
100.0

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$27,787,002	$27,947,538	$776,149	$28,723,687
The following table summarizes the securities received as collateral for securities lending at March 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.500%	05/19/22-08/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.